STOCK TRANSACTIONS	5 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2013
Equity [Abstract]
STOCK TRANSACTIONS	NOTE 7. STOCK TRANSACTIONS During the year ended September 30, 2012 the Company issues 10,000 common shares to its parent for consideration of $90.	NOTE 7. STOCK TRANSACTIONS During the quarter ended June 30, 2013 the Company issued 50,000,000 Common Shares to its parent for consideration of $20,000.